Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Schedule of Key Management Personnel Compensation, Including Directors
Key management personnel compensation, including directors, is as follows:

	Years Ended December 31

(in thousands)	2023	2022

Short-term benefits 1	$7,755	$ 8,666

Post-employment benefits	909	829

PSUs 2	9,341	8,557

Equity settled stock based compensation (a non-cash expense) 3	3,987	3,537

Total executive compensation	$21,992	$ 21,589

1)	Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.
2)
As more fully disclosed in Note 2
0
.1, PSU compensation expense is recorded on a straight-line basis over the three year vesting period, with the expense being adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

3)	As more fully disclosed in Notes 19.2 and 19.3, equity settled stock based compensation expense is recorded on a straight-line basis over the vesting period.